UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Liberty Capital Management
           --------------------------------------
Address:   255 South Old Woodward
           Suite 204
           Birmingham, MI 48009
           --------------------------------------

Form 13F File Number: 28-03742
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Charles W. Brown
        -------------------------
Title:  Vice President
        -------------------------
Phone:  248.258.9290
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Charles W. Brown                  Birmingham, MI                  7/14/2008
--------------------                  --------------                  ----------
    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-_03742_______________   ________________________________________
     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           95
                                         -----------
Form 13F Information Table Value Total:     $101,659
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ----- ------ -----
ABBOTT LABS COM                COM              002824100     2641   49855 SH       SOLE             49855
AFFILIATED COMPUTER CL A       CL A             008190100      352    6575 SH       SOLE              6575
AFLAC INC COM                  COM              001055102     3426   54553 SH       DEFINED          54003    550
ALTRA HOLDINGS INC COM         COM              02208r106      202   12000 SH       SOLE             12000
ALTRIA GROUP INC               COM              02209s103      588   28605 SH       SOLE             28605
AMERICAN EXPRESS CO COM        COM              025816109      562   14906 SH       SOLE             14906
AMERICAN INTL GROUP COM        COM              026874107      944   35679 SH       SOLE             35679
AMERICAN TEL&TELEG CO COM      COM              00206r102      735   21824 SH       DEFINED          15782         6042
APPLIED MATLS INC COM          COM              038222105     1273   66662 SH       DEFINED          61662   5000
AUTOMATIC DATA PROCESS COM     COM              053015103      467   11146 SH       SOLE             11146
BANK OF AMERICA                COM              060505104      821   34400 SH       SOLE             34400
BAXTER INTL INC COM            COM              071813109      859   13441 SH       SOLE             13441
BERKSHIRE HATHAWAY INC CL A    CL A             084670108      242       2 SH       SOLE                 2
BRITISH PETE PLC AMERN SH      ADR              055622104      381    5478 SH       SOLE              5478
CENTURYTEL INC                 COM              156700106      374   10506 SH       SOLE             10506
CHEVRONTEXACO CORP COM         COM              166764100     3371   34011 SH       DEFINED          33411          600
CHURCH & DWIGHT INC COM        COM              171340102     2735   48545 SH       DEFINED          48045    500
CIMAREX ENERGY CO COM          COM              171798101     1902   27305 SH       SOLE             27305
CISCO SYS INC COM              COM              17275r102      855   36740 SH       SOLE             36740
CITIGROUP INC COM              COM              172967101      386   23007 SH       DEFINED          23006            1
COHEN & STEERS                 COM              19247x100      194   10162 SH       SOLE             10162
COHEN & STEERS QTY RLY COM     COM              19247l106      174   11400 SH       SOLE             11400
COMERICA INC COM               COM              200340107      326   12706 SH       DEFINED          12586          120
CONSTELLATION BRANDS CL A      CL A             21036p108     1062   53484 SH       SOLE             53484
COSTCO WHSL CORP NEW COM       COM              22160k105      802   11429 SH       SOLE             11429
CVS CORP COM                   COM              126650100     2702   68278 SH       SOLE             68278
DANAHER CORP DEL COM           COM              235851102     2659   34396 SH       SOLE             34396
DENTSPLY INTL INC NEW COM      COM              249030107     1875   50956 SH       SOLE             50956
DIGITAL RIV INC COM            COM              25388b104      588   15230 SH       DEFINED          14380    850
EMERSON ELEC CO COM            COM              291011104      393    7940 SH       SOLE              7940
EXELON CORP COM                COM              30161n101      358    3982 SH       SOLE              3982
EXXON MOBIL CORP COM           COM              30231g102     2571   29175 SH       DEFINED          25341         3834
FISERV INC COM                 COM              337738108      689   15180 SH       DEFINED          14530    650
FORD MTR CO DEL COM PAR $0.01  COM              345370860       71   14707 SH       SOLE             14707
FORTUNE BRANDS INC COM         COM              349631101      232    3724 SH       SOLE              3724
FRANKLIN RES INC COM           COM              354613101      590    6441 SH       SOLE              6441
GENERAL ELEC CO COM            COM              369604103     1633   61175 SH       DEFINED          58675         2500
GENWORTH FINL INC COM CL A     CL A             37247d106      529   29697 SH       SOLE             29697
GRACO INC COM                  COM              384109104      819   21526 SH       SOLE             21526
HARLEY DAVIDSON INC COM        COM              412822108      814   22449 SH       SOLE             22449
HEALTH CARE REIT INC COM       REIT             42217k106      558   12550 SH       SOLE             12550
HELMERICH & PAYNE INC COM      COM              423452101      753   10450 SH       SOLE             10450
HONEYWELL INTL INC COM         COM              438516106      684   13600 SH       SOLE             13600
HSBC HLDGS PLC SPON ADR NEW    ADR              404280406      262    3410 SH       SOLE              3410
ILLINOIS TOOL WKS INC COM      COM              452308109      356    7496 SH       DEFINED           7146    350
INDIA FD INC COM               ETF              454089103      398   11238 SH       SOLE             11238
INTEL CORP COM                 COM              458140100      474   22058 SH       SOLE             22058
INTERNATIONAL BUS MACH COM     COM              459200101     2510   21175 SH       SOLE             21175
INTUIT COM                     COM              461202103      917   33250 SH       SOLE             33250
ISHARES INC MSCI PAC EX-J IDX  ETF              464286665      501    3685 SH       SOLE              3685
ISHARES TR COHEN&ST RLTY       ETF              464287564      751   10000 SH       SOLE             10000
ISHARES TR FTSE XNHUA IDX      ETF              464287184     1062    8120 SH       DEFINED           8020    100
CHINA
ISHARES TR MSCI EAFE IDX EU,   ETF              464287465     1466   21345 SH       SOLE             21345
ASIA,
ISHARES TR MSCI EMERG MKT      ETF              464287234     1308    9639 SH       SOLE              9639
ISHARES TR RUSSELL MCP GR      ETF              464287234      938    8859 SH       SOLE              8859
ISHARES TR RUSSELL MCP VL      ETF              464287473      521    4052 SH       SOLE              4052
ISHARES TR RUSSELL1000 GRW     ETF              464287614      326    5901 SH       SOLE              5901
ISHARES TR S&P LATIN AM 40     ETF              464287390      708    2575 SH       SOLE              2575
ISHARES TR S&P SMLCP GROW      ETF              464287887      235    1847 SH       SOLE              1847
JOHNSON & JOHNSON COM          COM              478160104     2918   45353 SH       SOLE             45353
JOHNSON CTLS INC COM           COM              478366107      285    9923 SH       SOLE              9923
KIMBERLY CLARK CORP COM        COM              494368103      287    4800 SH       DEFINED           4200          600
KINDER MORGAN ENERGY UT LTD    LP               494550106     1248   22394 SH       SOLE             22394
PARTNER
LEGGETT & PLATT INC COM        COM              524660107      348   20747 SH       DEFINED            400        20347
LOWES COS INC COM              COM              548661107     1368   65927 SH       SOLE             65927
MBT FINANCIAL CORP             COM              578877102      484   81362 SH       SOLE             81362
MCDONALDS CORP COM             COM              580135101      632   11236 SH       SOLE             11236
MCKESSON HBOC INC COM          COM              58155q103      291    5200 SH       SOLE              5200
MEDCO HEALTH SOLUTIONS COM     COM              58405u102     3098   65634 SH       DEFINED          63230         2404
MEDTRONIC INC COM              COM              585055106     1216   23488 SH       SOLE             23488
MICROSOFT CORP COM             COM              594918104     2322   84403 SH       SOLE             84403
MONSANTO CO NEW COM            COM              61166w104     1854   14662 SH       SOLE             14662
MORGAN J P CHASE CO INC COM    COM              46625h100      457   13307 SH       SOLE             13307
NOVARTIS A G SPONSORED ADR     ADR              66987v106      237    4300 SH       SOLE              4300
PENN WEST ENERGY TR TR UNIT    UIT              707885109      251    7420 SH       SOLE              7420
PEPSICO INC COM                COM              713448108     3283   51630 SH       SOLE             51630
PHILIP MORRIS INTL INC COM     COM              718172109     1400   28350 SH       SOLE             28350
POWERSHARES     TRUST SER 1    ETF              73935a104      924   20451 SH       SOLE             20451
PROCTER & GAMBLE CO COM        COM              742718109     3235   53205 SH       DEFINED          43781         9424
QUALCOMM INC COM               COM              747525103      534   12025 SH       DEFINED          11325          700
SCHLUMBERGER LTD COM           COM              806857108      881    8200 SH       SOLE              8200
STRYKER CORP COM               COM              863667101     2303   36626 SH       SOLE             36626
SYSCO CORP COM                 COM              871829107     1079   39216 SH       SOLE             39216
T ROWE PRICE GROUP INC         COM              74144t108     2084   36904 SH       SOLE             36904
TEREX CORP NEW COM             COM              880779103      685   13340 SH       SOLE             13340
UNITED PARCEL SERVICE CL B     CL B             911312106     1700   27655 SH       SOLE             27655
UNITED TECHNOLOGIES CP COM     COM              913017109     2095   33950 SH       SOLE             33950
VANGUARD SECTOR INDEX ENERGY   ETF              92204a306      627    4850 SH       SOLE              4850
VIPERS
VANGUARD SECTOR INDEX INF TECH ETF              92204a702      289    5480 SH       SOLE              5480
VIPE
VERIZON COMMUNICATIONS COM     COM              92343v104      738   20840 SH       DEFINED           3933        16907
WAL MART STORES INC COM        COM              931142103      319    5673 SH       SOLE              5673
WALGREEN                       COM              931422109     1751   53872 SH       DEFINED          50872   3000
WELLS FARGO & CO NEW COM       COM              949746101     2027   85351 SH       SOLE             85351
WYETH                          COM              983024100      417    8700 SH       SOLE              8700
ZIMMER HLDGS INC COM           COM              98956p102     1070   15727 SH       SOLE             15727